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                   HARDING, LOEVNER FUNDS, INC. (THE "FUND")
                         PROSPECTUS DATED MARCH 1, 2002
                     SUPPLEMENT DATED AS OF APRIL 23, 2002


Effective April 23, 2002, the last sentence of the seventh paragraph of page sixteen of the Fund's prospectus reads as follows:


        For purposes of compliance with this restriction, ADRs, GDRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs, GDRs and EDRs are traded.